Cover	Jan. 01, 2020
Cover page.
Document Type	8-K
Entity Address, Address Line One	150 Third Avenue South
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37201
Local Phone Number	744-3700
City Area Code	(615)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $1.00
Trading Symbol	PNFP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001115055
Amendment Flag	false
Document Period End Date	Jan. 01, 2020
Entity Registrant Name	PINNACLE FINANCIAL PARTNERS, INC.
Entity Incorporation, State or Country Code	TN
Entity File Number	000-31225
Entity Tax Identification Number	62-1812853
Document Information [Line Items]
Document Period End Date	Jan. 01, 2020